                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5912
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                            MFS SPECIAL VALUE TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

              Registrant's telephone number, including area code:
                                 (617) 954-5000
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                      Date of fiscal year end: October 31
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                   Date of reporting period: January 31, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) SPECIAL VALUE TRUST

1/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007

ISSUER                                                                                              SHARES/PAR          VALUE ($)
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
BONDS - 66.1%
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AEROSPACE - 0.1%
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Vought Aircraft Industry, Inc., 8%, 2011                                                          $     60,000       $     57,600
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AIRLINES - 0.9%
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Continental Airlines, Inc., 6.795%, 2018                                                          $    307,829       $    307,829
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Continental Airlines, Inc., 8.307%, 2018                                                               207,668            215,975
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Continental Airlines, Inc., 7.566%, 2020                                                                54,784             55,879
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                                                                                                                     $    579,683
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APPAREL MANUFACTURERS - 1.1%
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Levi Strauss & Co., 9.75%, 2015                                                                   $    345,000       $    372,600
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Propex Fabrics, Inc., 10%, 2012                                                                        395,000            348,588
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                                                                                                                     $    721,188
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ASSET BACKED & SECURITIZED - 2.8%
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Anthracite Ltd., CDO, 6%, 2037 (z)                                                                $    450,000       $    399,146
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Asset Securitization Corp., FRN, 8.637%, 2029 (z)                                                      700,000            749,945
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Falcon Franchise Loan LLC, FRN, 3.797%, 2025 (i)(z)                                                    545,908             83,300
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Morgan Stanley Capital I, Inc., FRN, 1.4055%, 2039 (i)(n)                                              697,506             40,615
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Preferred Term Securities XII Ltd., 9.8%, 2033 (e)(z)                                                  225,000            187,065
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Preferred Term Securities XVI Ltd., 14%, 2035 (e)(z)                                                   300,000            264,300
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Preferred Term Securities XVII Ltd., 9.3%, 2035 (e)(z)                                                 187,000            155,210
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                                                                                                                     $  1,879,581
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AUTOMOTIVE - 4.1%
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Cooper-Standard Automotive, Inc., 8.375%, 2014                                                    $    150,000       $    120,750
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Ford Motor Credit Co., 5.8%, 2009                                                                      475,000            466,170
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Ford Motor Credit Co., 9.75%, 2010 (n)                                                                 530,000            565,352
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Ford Motor Credit Co., 8.625%, 2010                                                                    125,000            129,157
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Ford Motor Credit Co., 7%, 2013                                                                        174,000            165,988
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Ford Motor Credit Co., 8%, 2016                                                                        230,000            225,830
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Ford Motor Credit Co., FRN, 8.11%, 2012                                                                125,000            125,514
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General Motors Corp., 8.375%, 2033                                                                     566,000            532,748
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Goodyear Tire & Rubber Co., 9%, 2015                                                                   420,000            452,550
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                                                                                                                     $  2,784,059
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BROADCASTING - 5.1%
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Allbritton Communications Co., 7.75%, 2012                                                        $    350,000       $    356,125
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Barrington Broadcasting Group, 10.5%, 2014 (n)                                                         175,000            180,469
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Clear Channel Communications, Inc., 5.5%, 2014                                                         250,000            221,059
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EchoStar DBS Corp., 6.375%, 2011                                                                       120,000            118,950
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Hughes Network Systems LLC, 9.5%, 2014                                                                 145,000            153,338
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Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012                                                   360,000            333,900
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Intelsat Bermuda Ltd., FRN, 8.8719%, 2015 (z)                                                           95,000             96,663
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Intelsat Ltd., 9.25%, 2016 (n)                                                                         125,000            137,188
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Intelsat Ltd., 11.25%, 2016 (n)                                                                        310,000            350,300
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Intelsat Ltd., 0% to 2010, 9.25% to 2015                                                               180,000            145,800
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Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                     135,000            143,606
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LBI Media Holdings, Inc., 0% to 2008, 11% to 2013                                                      875,000            753,594
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XM Satellite Radio, Inc., 9.75%, 2014                                                                  205,000            206,025
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Young Broadcasting, Inc., 10%, 2011                                                                    240,000            236,400
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                                                                                                                     $  3,433,417
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BUILDING - 2.6%
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Associated Materials, Inc., 0% to 2009, 11.25% to 2014                                            $    110,000       $     80,575
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Builders FirstSource, Inc., FRN, 9.6238%, 2012                                                          60,000             60,600
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Goodman Global Holdings, Inc., 7.875%, 2012                                                            110,000            110,550
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Interface, Inc., 10.375%, 2010                                                                         180,000            198,900
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Interface, Inc., 9.5%, 2014                                                                            170,000            181,050
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Masonite Corp., 11%, 2015 (z)                                                                          303,000            299,213
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Nortek Holdings, Inc., 8.5%, 2014                                                                      150,000            148,875
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Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                      807,000            593,145
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Ply Gem Industries, Inc., 9%, 2012                                                                      65,000             58,500
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                                                                                                                     $  1,731,408
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BUSINESS SERVICES - 1.0%
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Nortel Networks Ltd., 10.75%, 2016 (n)                                                            $    105,000       $    116,025
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Northern Telecom Corp., 6.875%, 2023                                                                    75,000             66,000
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SunGard Data Systems, Inc., 10.25%, 2015                                                               470,000            505,250
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                                                                                                                     $    687,275
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CABLE TV - 3.8%
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CCH I Holdings LLC, 11%, 2015                                                                     $    533,000       $    550,323
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CCH II Holdings LLC, 10.25%, 2010                                                                      300,000            311,625
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CCO Holdings LLC, 8.75%, 2013                                                                           95,000             97,850
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CSC Holdings, Inc., 6.75%, 2012 (n)                                                                    215,000            212,850
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Kabel Deutschland GmbH, 10.625%, 2014                                                                  230,000            256,738
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Mediacom LLC, 9.5%, 2013                                                                               440,000            453,200
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NTL Cable PLC, 9.125%, 2016                                                                            173,000            182,948
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Telenet Group Holdings N.V., 0% to 2008, 11.5% to 2014 (n)                                             510,000            461,550
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                                                                                                                     $  2,527,084
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CHEMICALS - 3.7%
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Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                         $    330,000       $    287,100
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Equistar Chemicals LP, 10.625%, 2011                                                                    40,000             42,400
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Innophos, Inc., 8.875%, 2014                                                                           165,000            170,363
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KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                                          547,000            444,438
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Lyondell Chemical Co., 11.125%, 2012                                                                   340,000            365,925
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Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                                 570,000            586,388
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Mosaic Co., 7.625%, 2016 (n)                                                                           230,000            235,175
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Nalco Co., 8.875%, 2013                                                                                320,000            339,600
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Rockwood Specialties Group, Inc., 10.625%, 2011                                                          4,000              4,255
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                                                                                                                     $  2,475,644
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CONSUMER GOODS & SERVICES - 2.1%
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AAC Group Holding, Corp., 12.75%, 2012 (p)                                                        $    245,110       $    266,864
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Affinion Group, Inc., 11.5%, 2015                                                                      195,000            209,625
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GEO Group, Inc., 8.25%, 2013                                                                           210,000            217,350
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Jarden Corp., 9.75%, 2012                                                                              105,000            111,169
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Playtex Products, Inc., 9.375%, 2011                                                                    65,000             67,438
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Spectrum Brands, Inc., 7.375%, 2015                                                                    175,000            152,688
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Visant Holding Corp., 8.75%, 2013                                                                      245,000            257,250
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Vitro S.A., 8.625%, 2012 (z)                                                                             4,000              4,040
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Vitro S.A., 9.125%, 2017 (z)                                                                           121,000            122,210
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                                                                                                                     $  1,408,634
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CONTAINERS - 1.3%
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Berry Plastics Holding Corp., 8.875%, 2014 (n)                                                    $    225,000       $    232,313
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Graham Packaging Co. LP, 9.875%, 2014                                                                  450,000            463,500
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Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                      160,000            166,800
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                                                                                                                     $    862,613
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ELECTRONICS - 0.8%
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Avago Technologies, Inc., 11.875%, 2015 (z)                                                       $    135,000       $    147,825
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NXP B.V./NXP Funding LLC, 7.875%, 2014 (n)                                                              85,000             87,763
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Sensata Technologies B.V., 0% to 2009, 8% to 2014 (n)                                                  320,000            314,400
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                                                                                                                     $    549,988
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EMERGING MARKET QUASI-SOVEREIGN - 1.1%
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Gaz Capital S.A., 8.625%, 2034                                                                    $     99,000       $    123,691
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Gazprom OAO, 9.625%, 2013 (n)                                                                          150,000            176,250
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Gazprom OAO, 9.625%, 2013                                                                               60,000             70,500
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Naftogaz Ukraine, 8.125%, 2009                                                                         200,000            199,314
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Pemex Project Funding Master Trust, 8.625%, 2022                                                       143,000            174,818
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                                                                                                                     $    744,573
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EMERGING MARKET SOVEREIGN - 0.8%
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Federative Republic of Brazil, 8.875%, 2019                                                       $    242,000       $    294,030
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Republic of Argentina, FRN, 0%, 2035                                                                 1,096,000            149,933
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Republic of Ecuador, 10%, 2030                                                                          96,000             75,072
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Republic of Panama, 6.7%, 2036                                                                          28,000             28,420
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                                                                                                                     $    547,455
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ENERGY - INDEPENDENT - 1.5%
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Chaparral Energy, Inc., 8.875%, 2017 (z)                                                          $    130,000       $    129,188
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Chesapeake Energy Corp., 6.375%, 2015                                                                  425,000            412,250
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Chesapeake Energy Corp., 6.875%, 2016                                                                  140,000            138,600
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Hilcorp Energy I, 9%, 2016 (n)                                                                         190,000            201,400
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Whiting Petroleum Corp., 7%, 2014                                                                      135,000            132,975
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                                                                                                                     $  1,014,413
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ENTERTAINMENT - 1.3%
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AMC Entertainment, Inc., 11%, 2016                                                                $    180,000       $    203,400
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HRP Myrtle Beach Operations, FRN, 10.12%, 2012 (z)                                                     155,000            155,000
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Marquee Holdings, Inc., 0% to 2009, 12% to 2014                                                        415,000            352,750
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Six Flags, Inc., 8.875%, 2010                                                                          180,000            179,100
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                                                                                                                     $    890,250
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FINANCIAL INSTITUTIONS - 1.7%
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General Motors Acceptance Corp., 6.875%, 2011                                                     $    414,000       $    420,155
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General Motors Acceptance Corp., 6.75%, 2014                                                           719,000            729,505
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                                                                                                                     $  1,149,660
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FOOD & BEVERAGES - 0.7%
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ARAMARK Corp., 8.5%, 2015 (z)                                                                     $    215,000       $    220,106
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Dole Foods Co., Inc., 8.875%, 2011                                                                     240,000            238,800
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                                                                                                                     $    458,906
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FOREST & PAPER PRODUCTS - 0.8%
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Jefferson Smurfit Corp., 8.25%, 2012                                                              $    210,000       $    210,525
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JSG Funding PLC, 7.75%, 2015                                                                            30,000             30,225
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Millar Western Forest Products Ltd., 7.75%, 2013                                                       205,000            190,138
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Verso Paper Holdings LLC, 9.125%, 2014 (n)                                                             100,000            105,000
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                                                                                                                     $    535,888
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GAMING & LODGING - 5.1%
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Greektown Holdings, 10.75%, 2013 (n)                                                              $    345,000       $    369,150
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Harrah's Entertainment, Inc., 5.75%, 2017                                                              805,000            683,323
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Majestic Star Casino LLC, 9.75%, 2011                                                                  220,000            209,000
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MTR Gaming Group, Inc., 9%, 2012                                                                        80,000             82,600
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NCL Corp. Ltd., 10.625%, 2014                                                                          360,000            366,300
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Pinnacle Entertainment, Inc., 8.25%, 2012                                                              195,000            199,631
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Pokagon Gaming Authority, 10.375%, 2014 (n)                                                            180,000            197,550
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Resorts International Hotel & Casino, Inc., 11.5%, 2009                                                400,000            413,000
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Station Casinos, Inc., 6.5%, 2014                                                                      415,000            377,650
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Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015                                                 140,000            138,600
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Wimar Opco LLC, 9.625%, 2014 (n)                                                                       130,000            129,188
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Wynn Las Vegas LLC, 6.625%, 2014                                                                       230,000            227,700
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                                                                                                                     $  3,393,692
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INDUSTRIAL - 1.6%
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Amsted Industries, Inc., 10.25%, 2011 (z)                                                         $    195,000       $    208,894
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Blount, Inc., 8.875%, 2012                                                                             190,000            195,700
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Education Management LLC, 10.25%, 2016                                                                 205,000            220,375
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JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                      380,000            398,525
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Knowledge Learning Corp., 7.75%, 2015 (z)                                                               85,000             82,663
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                                                                                                                     $  1,106,157
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MACHINERY & TOOLS - 0.7%
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Case Corp., 7.25%, 2016                                                                           $     95,000       $     97,256
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Case New Holland, Inc., 9.25%, 2011                                                                    120,000            127,200
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Case New Holland, Inc., 7.125%, 2014                                                                   215,000            220,375
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                                                                                                                     $    444,831
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 5.0%
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Accellent, Inc., 10.5%, 2013                                                                      $    240,000       $    249,600
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CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                                       345,000            275,138
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DaVita, Inc., 6.625%, 2013                                                                              80,000             79,600
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DaVita, Inc., 7.25%, 2015                                                                              150,000            151,875
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Hanger Orthopedic Group, 10.25%, 2014                                                                  155,000            163,138
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HCA, Inc., 6.375%, 2015                                                                                485,000            412,250
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HCA, Inc., 9.25%, 2016 (n)                                                                             620,000            658,750
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HealthSouth Corp., 10.75%, 2016 (n)                                                                    415,000            455,981
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Psychiatric Solutions, Inc., 7.75%, 2015                                                               125,000            124,688
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Select Medical Corp., 7.625%, 2015                                                                     215,000            192,425
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U.S. Oncology, Inc., 10.75%, 2014                                                                      350,000            388,500
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Vanguard Health Holding II, 9%, 2014                                                                   225,000            230,344
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                                                                                                                     $  3,382,289
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METALS & MINING - 2.1%
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Aleris International, Inc., 10%, 2016 (n)                                                         $    120,000       $    124,350
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Arch Western Finance LLC, 6.75%, 2013                                                                  130,000            128,375
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Chaparral Steel Co., 10%, 2013                                                                         155,000            172,825
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FMG Finance Ltd., 10.625%, 2016 (n)                                                                    440,000            485,100
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Griffin Coal Mining Co., 9.5%, 2016 (z)                                                                225,000            233,438
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PNA Group, Inc., 10.75%, 2016 (n)                                                                      245,000            256,025
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                                                                                                                     $  1,400,113
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NATURAL GAS - PIPELINE - 1.2%
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Atlas Pipeline Partners LP, 8.125%, 2015                                                          $    155,000       $    159,650
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Colorado Interstate Gas Co., 5.95%, 2015                                                                95,000             93,354
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El Paso Energy Corp., 7%, 2011                                                                         250,000            256,250
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El Paso Energy Corp., 7.75%, 2013                                                                      165,000            170,775
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El Paso Performance-Linked Trust, 7.75%, 2011 (n)                                                      140,000            145,600
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                                                                                                                     $    825,629
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NETWORK & TELECOM - 2.0%
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Cincinnati Bell, Inc., 8.375%, 2014                                                               $    235,000       $    240,875
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Global Crossing UK Finance, 10.75%, 2014                                                               180,000            194,850
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Hawaiian Telecom Communications, Inc., 9.75%, 2013                                                     130,000            133,882
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Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                        105,000            112,875
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Qwest Corp., 7.875%, 2011                                                                              145,000            154,063
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Qwest Corp., 8.875%, 2012                                                                              175,000            194,250
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Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                        210,000            224,963
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Windstream Corp., 8.625%, 2016                                                                          95,000            103,669
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                                                                                                                     $  1,359,427
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OIL SERVICES - 0.4%
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Basic Energy Services, Inc., 7.125%, 2016                                                         $    165,000       $    160,050
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Hanover Compressor Co., 9%, 2014                                                                       125,000            133,125
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                                                                                                                     $    293,175
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OTHER BANKS & DIVERSIFIED FINANCIALS - 0.7%
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ATF Bank JSC, 9.25%, 2012 (n)                                                                     $    219,000       $    223,030
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ATF Bank JSC, 9.25%, 2012                                                                              137,000            139,521
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Russian Standard Finance S.A., 8.625%, 2011 (n)                                                        101,000            101,000
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                                                                                                                     $    463,551
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PHARMACEUTICALS - 0.5%
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Warner Chilcott Corp., 8.75%, 2015                                                                $    319,000       $    329,368
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PRINTING & PUBLISHING - 2.2%
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American Media Operations, Inc., 10.25%, 2009                                                     $    250,000       $    240,000
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Dex Media, Inc., 0% to 2008, 9% to 2013                                                                310,000            281,325
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Dex Media, Inc., 0% to 2008, 9% to 2013                                                                210,000            190,575
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Idearc, Inc., 8%, 2016 (n)                                                                             475,000            482,719
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R.H. Donnelley Corp., 8.875%, 2016                                                                     240,000            251,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,446,019
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RESTAURANTS - 0.4%
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Denny's Corp. Holdings, Inc., 10%, 2012                                                           $    100,000       $    106,375
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El Pollo Loco, Inc., 11.75%, 2013                                                                      135,000            146,475
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    252,850
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RETAILERS - 1.9%
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Buhrmann U.S., Inc., 7.875%, 2015                                                                 $    180,000       $    178,200
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Couche-Tard, Inc., 7.5%, 2013                                                                          170,000            172,975
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Eye Care Centers of America, 10.75%, 2015                                                              145,000            160,769
---------------------------------------------------------------------------------------------------------------------------------
General Nutrition Center, 8.5%, 2010                                                                   215,000            223,063
---------------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                                             115,000            120,750
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Mothers Work, Inc., 11.25%, 2010                                                                       109,000            114,450
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Neiman Marcus Group, Inc., 9%, 2015                                                                    165,000            180,675
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Neiman Marcus Group, Inc., 10.375%, 2015                                                               140,000            156,450
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,307,332
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                                                      $    180,000       $    190,350
---------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., 11.375%, 2016 (n)                                                               175,000            189,000
---------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                                  125,000            130,313
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    509,663
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.1%
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Centennial Communications Corp., 10%, 2013                                                        $     30,000       $     32,175
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                         140,000            151,025
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Rogers Wireless, Inc., 7.5%, 2015                                                                       65,000             69,875
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                                                      213,000            218,858
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Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                                        225,000            259,313
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    731,246
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TOBACCO - 0.5%
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Reynolds American, Inc., 7.3%, 2015                                                               $    340,000       $    352,443
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
PT Arpeni Pratama Ocean Line Tbk., 8.75%, 2013 (n)                                                $    275,000       $    278,717
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.75%, 2016                                                                $    160,000       $    169,200
---------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                                    145,000            156,600
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Mission Energy Holding Co., 13.5%, 2008                                                                130,000            142,513
---------------------------------------------------------------------------------------------------------------------------------
NGC Corp. Capital Trust, 8.316%, 2027                                                                  275,000            261,250
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NRG Energy, Inc., 7.375%, 2016                                                                         430,000            430,538
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Reliant Energy, Inc., 6.75%, 2014                                                                      100,000             98,500
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                                   200,000            210,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,468,601
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  TOTAL BONDS                                                                                                        $ 44,384,422
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COMMON STOCKS - 24.4%
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CHEMICALS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp. (a)(l)                                                                                   20,800       $    434,928
---------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co. (a)(l)                                                                                 6,600            151,734
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    586,662
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp. (a)(l)                                                                                   61,100       $  1,082,081
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CONSTRUCTION - 1.6%
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Masco Corp. (l)                                                                                         33,700       $  1,078,063
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 3.3%
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Crown Holdings, Inc. (a)                                                                                 2,800       $     61,796
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (a)(l)                                                                             97,000          2,159,220
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,221,016
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (l)                                                                             41,200       $  1,313,456
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Apache Corp. (l)                                                                                        21,100       $  1,539,667
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp. (l)                                                                              2,600             76,986
---------------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc. (l)                                                                       5,120            170,394
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,787,047
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc. (a)(l)                                                                      51,200       $    450,560
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp. (l)                                                                              2,000       $     45,820
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Titan International, Inc. (l)                                                                            3,800       $     88,122
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. (a)(l)                                                                          164,600       $  1,162,076
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Pall Corp. (l)                                                                                          35,400       $  1,230,504
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Ferrell Gas Partners LP                                                                                  6,088       $    131,623
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Williams Co., Inc. (l)                                                                                  30,000       $    809,700
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (a)(l)                                                                            43,929       $  1,175,979
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp. (l)                                                                                 13,630       $    790,676
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Ltd., "A" (a)(l)                                                                        91,400       $  1,357,290
---------------------------------------------------------------------------------------------------------------------------------
Wyeth (l)                                                                                               10,600            523,746
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,881,036
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (a)                                                             53,266       $          0
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc. (a)                                                                   40,000       $          0
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.                                                                                        13,500            200,880
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    200,880
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (a)(l)                                                                                  6,227       $    373,184
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                $ 16,408,485
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 2.9% (g)(r)
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., Term Loan B, 8.36%, 2013                                                          $    381,784       $    386,420
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., Term Loan B, 7.745%, 2013                                                         74,343             75,168
---------------------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Second Lien Term Loan, 11.119%, 2011 (o)                                     129,863            130,621
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    592,209
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                                       $     90,909       $     92,348
---------------------------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 10.3256%, 2013                                          284,091            288,589
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    380,937
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
CDX Funding LLC, Second Lien Term Loan, 10.6138%, 2013                                            $    174,584       $    174,911
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Gulfside Casino, Term Loan B, 10.36%, 2012                                                        $    230,973       $    232,128
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 8.1138%, 2012                                                             $     22,577       $     22,776
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 7.33%, 2014                                                            $    453,686       $    457,018
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., Term Loan, 8.125%, 2013                                                    $    121,023       $    121,915
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE LOANS                                                                                          $  1,981,894
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc., 14.25% (a)(p)                                                                    158       $  1,192,900
---------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75% (p)                                                        775            844,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,037,650
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, "B", 8.75% (l)                                                                200       $      5,080
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS                                                                                             $  2,042,730
---------------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 4.25%, 2036                                                                       $    270,000       $    306,450
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 2/01/07 (y)                                            $  1,057,000       $  1,057,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 19.3%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    12,950,198       $ 12,950,198
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $ 79,131,179
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (17.8)%                                                                              (11,947,603)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $ 67,183,576
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(e) The rate shown represents a current effective yield.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of January 31, 2007, the trust held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $43,656,041 and 55.17% of market value. An independent pricing service provided an evaluated bid for
    54.55% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,471,386 representing 12.6% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securitie

                                                             ACQUISITION          ACQUISITION          CURRENT       TOTAL % OF
RESTRICTED SECURITIES                                           DATE                 COST            MARKET VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011                      7/19/04 - 7/20/04       $ 213,663         $  208,894
Anthracite Ltd., CDO, 6%, 2037                                 5/14/02               290,438            399,146
ARAMARK Corp., 8.5%, 2015                                  1/17/07 - 1/26/07         217,625            220,106
Asset Securitization Corp., FRN, 8.637%, 2029                  1/25/05               604,160            749,945
Avago Technologies, Inc., 11.875%, 2015                    1/18/07 - 1/23/07         147,038            147,825
Chaparral Energy, Inc., 8.875%, 2017                       1/10/07 - 1/18/07         129,239            129,188
Falcon Franchise Loan LLC, FRN, 3.797%, 2025                   1/29/03               108,122             83,300
Griffin Coal Mining Co., 9.5%, 2016                           11/10/06               225,000            233,438
HRP Myrtle Beach Operations, FRN, 10.12%, 2012                 3/23/06               155,000            155,000
Intelsat Bermuda Ltd., FRN, 8.8719%, 2015                      1/09/07                95,000             96,663
Knowledge Learning Corp., 7.75%, 2015                          1/28/05                85,000             82,663
Masonite Corp., 11%, 2015                                 11/07/06 - 1/05/07         281,522            299,213
Preferred Term Securities XII Ltd., 9.8%, 2033                 1/07/05               236,250            187,065
Preferred Term Securities XVI Ltd., 14%, 2035                 12/08/04               300,000            264,300
Preferred Term Securities XVII Ltd., 9.3%, 2035                3/09/05               187,000            155,210
Vitro S.A., 8.625%, 2012                                       1/25/07                 3,960              4,040
Vitro S.A., 9.125%, 2017                                       1/25/07               121,976            122,210
-------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                          $  3,538,206         5.3%
                                                                                                     =========================


The following abbreviations are used in this report and are defined:
CDO      Collateralized Debt Obligation
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT     Real Estate Investment Trust

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS SPECIAL VALUE TRUST

SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                               $ 76,142,019
                                                             ============
Gross unrealized appreciation                                $  4,614,428
Gross unrealized depreciation                                  (1,625,268)
                                                             ------------
      Net unrealized appreciation (depreciation)             $  2,989,160
                                                             ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 01/31/07


                                                                                                   UNREALIZED
                      NOTIONAL                             CASH FLOWS         CASH FLOWS          APPRECIATION
EXPIRATION             AMOUNT     COUNTERPARTY            TO RECEIVE           TO PAY            (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
3/20/12 USD           200,000     Goldman Sachs              (1)         3.34% (fixed rate)           $ 2,557
                                                                                                      =======

(1) Fund to receive notional amount upon a defined credit default event by Abitibi Consolidated, 8.375%, 4/01/15.

At January 31, 2007, the trust had sufficient cash and/or securities to cover any commitments under this derivative contract.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: March 13, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: March 13, 2007
      --------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 13, 2007
      --------------

* Print name and title of each signing officer under his or her signature.